Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of Major Components of Tax Expense (Income)	The details of the provision for the Group’s consolidated income tax are as follows:

	2021	2020	2019
Current income tax	(4,338)	(2,840)	666
Deferred income tax	(39,499)	(9,485)	(21,486)
Income tax expense	(43,837)	(12,325)	(20,820)

Schedule of Applicable Tax Rate by Tax Jurisdiction
The statutory tax rate in the countries where the Group operates for all of the years presented are:

Tax Jurisdiction	Income Tax Rate
Argentina (i)	30%
Brazil	34%
Uruguay	25%
Spain	25%
Luxembourg	24.94%

(i) During 2017 and 2019, the Argentine Government introduced changes in the income tax. The income tax rate would be reduced to 30% for the years 2018 to 2020, and to 25% from 2021 onwards. A new tax on dividends was created with a rate of 7% for the years 2018 to 2020, and 13% from 2021 onwards. In June, 2021, the Argentine Government introduced new changes in the income tax, establishing increasing rates, which starts in 25% and reach 35% for income tax gains over Pesos 50 million (0.5 million USD). Also it establishes this new scheme is applicable for the year 2021 onwards. It also establishes a 7% withholding tax for dividends.

Schedule of Temporary Difference, Unused Tax Losses and Unused Tax Credits
Deferred tax assets and liabilities of the Group as of December 31, 2021 and 2020, without taking into consideration the offsetting of balances within the same tax jurisdiction, will be recovered or settled as follows:

	2021	2020
Deferred income tax asset to be recovered after more than 12 months	102,374	105,424
Deferred income tax asset to be recovered within 12 months	21,976	23,744
Deferred income tax assets	124,350	129,168

Deferred income tax liability to be settled after more than 12 months	(362,114)	(278,035)
Deferred income tax liability to be settled within 12 months	(17,763)	(13,689)
Deferred income tax liability	(379,877)	(291,724)
Deferred income tax liability, net	(255,527)	(162,556)
The gross movement on the deferred income tax account is as follows:

	2021	2020
Beginning of year	(162,556)	(151,844)
Exchange differences	(40,644)	1,536
Changes of fair value valuation for farmlands	(9,953)	(11,790)
Disposal of subsidiary	—	3,458
Others	(349)	(159)
Tax credit relating to cash flow hedge (i)	(2,526)	5,728
Income tax benefit expense	(39,499)	(9,485)
End of year	(255,527)	(162,556)

(i) Relates to the gain or loss before income tax of cash flow hedge recognized in other comprehensive income amounting to US$46,145 for the year ended December 31, 2021 (2020: US$75,822); net of the reclassification from Equity to the Income Statement of US$ (26,031) for the year ended December 31, 2021 (2020: US$ (32,305))
The movement in the deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

Deferred income tax liabilities	Property, plant and equipment	Investment property	Biological assets	Others	Total
At January 1, 2020	280,859	11,907	4,179	(834)	296,111
Charged / (credited) to the statement of income	11,581	(1,928)	6,463	—	16,116
Farmlands revaluation	11,521	269	—	—	11,790
Disposals of subsidiaries	(3,513)	—	—	—	(3,513)
Exchange differences	(28,920)	(370)	510	—	(28,780)
At December 31, 2020	271,528	9,878	11,152	(834)	291,724
Charged / (credited) to the statement of income	43,270	(817)	(755)	(1,811)	39,887
Farmlands revaluation	11,469	(1,516)	—	—	9,953
Disposals of subsidiaries	—	—	—	—	—
Exchange differences	32,167	2,336	1,797	2,013	38,313
At December 31, 2021	358,434	9,881	12,194	(632)	379,877

Deferred income tax assets	Provisions	Tax loss carry forwards	Equity-settled share-based compensation	Borrowings	Biological assets	Others	Total
At January 1, 2020	3,237	91,419	3,383	1,548	4,508	40,172	144,267
Charged / (credited) to the statement of income	4,941	(5,843)	(835)	34,017	(4,508)	(21,141)	6,631
Acquisition of subsidiaries	—	—	—	—	—	(55)	(55)
Others	—	—	(60)	—	—	(99)	(159)
Tax charge relating to cash flow hedge	—	5,728	—	—	—	—	5,728
Exchange differences	(1,152)	(20,363)	—	(9,460)	—	3,731	(27,244)
At December 31, 2020	7,026	70,941	2,488	26,105	—	22,608	129,168
(Credited) / charged to the statement of income	1,978	13,108	—	(13,589)	452	(1,561)	388
Others	—	—	(349)	—	—	—	(349)
Tax charge relating to cash flow hedge	—	(2,526)	—	—	—	—	(2,526)
Exchange differences	20	3,158	—	(2,952)	(386)	(2,171)	(2,331)
At December 31, 2021	9,024	84,681	2,139	9,564	66	18,876	124,350

Schedule of Tax Loss Carryforwards
As of December 31, 2021, the Group’s tax loss carry forwards and their corresponding jurisdictions are as follows:

Jurisdiction	Tax loss carry forward	Expiration period
Argentina (1)	119,385	5 years
Brazil	114,479	No expiration date.
Uruguay	2,458	5 years
Luxembourg	28,263	No expiration date.

(1) As of December 31, 2021, the aging of the determination tax loss carry forward in Argentina is as follows:

Year of generation	Amount
2018	20,543
2019	82,262
2020	16,580

Schedule of Reconciliation of Accounting Profit by Applicable Tax Rate and Average Effective Tax Rate
The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rates applicable to profits in the respective countries as follows:

	2021	2020	2019
Tax calculated at the tax rates applicable to profits in the respective countries	(54,291)	(4,184)	(7,250)
Non-deductible items	(3,459)	(7,642)	(1,511)
Effect of the changes in the statutory income tax rate in Argentina	(31,962)	6,324	3,115
Unused tax losses	482	(710)	(3,742)
Non-taxable income	13,604	11,060	11,545
Previously unrecognized tax losses now recouped to reduce tax expenses (1)	38,121	1,529	1,910
Effect of IAS 29 and tax adjustment per inflation in Argentina	(6,402)	(19,239)	(23,805)
Others	70	537	(1,082)
Income tax expense	(43,837)	(12,325)	(20,820)

(1) 2021 includes 37,175 of adjustment by inflation of tax loss carryforwards in Argentina.